Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2025 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation
S-K
requires us to provide the following disclosure regarding compensation for our Chief Executive Officer, who is our principal executive officer (“PEO”), and the average compensation for our other non-PEO
NEOs
(“Non-PEO
NEOs”). The amounts shown for “Compensation Actually Paid” (or, “CAP”) have been calculated in accordance with SEC rules and do not reflect compensation actually earned, realized, or received by any of our NEOs. The table includes adjustments as described in the footnotes and also provides information on our cumulative total stockholder return (“TSR”), the cumulative TSR of our peer group, net income, and our company-selected measure, which is Adjusted EBITDA. Our IPO occurred in September 2025, and we do not present information for years prior to when we became a public reporting company. The information contained in this “Pay Versus Performance” section will not be incorporated into any of our filings under the Securities Act or the Exchange Act, except to the extent we specifically incorporate such information by reference therein.

					Value of an initial $100 Investment:
Fiscal Year	Summary Compensation Table Total for PEO 1,2	Compensation Actually Paid to PEO 1,3	Average Summary Compensation Table Total for Non-PEO NEOs 1,2	Average Compensation Actually Paid to Non-PEO NEOs 1,3	Total Stockholder Return 4	Peer Group Total Stockholder Return 5	Net Income ($ Millions) 6	Adjusted EBITDA ($ Millions) 7
2025	$8,281,845	$11,990,443	$2,749,118	$4,126,331	$141.11	$106.85	($59.8)	$298.8

(1)	NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs
2025	Jeffrey Sprau	Stephen Butz, Steve Hansen, Justin Schwartz, Bryce Seki

(2)	Amounts reflect Summary Compensation Table Total Pay for our NEOs for each corresponding year.
(3)
CAP has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation
S-K).
The CAP calculation includes the
end-of-year
value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table included elsewhere in this Proxy Statement:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO	Fiscal Year 2025 (For PEO) ($)	Fiscal Year 2025 (Average for Non-PEO NEOs) ($)
Summary Compensation Table Total	$8,281,845	$2,749,118
(Minus) : Grant Date Fair Value of Equity Awards Reported in the Summary Compensation Table	($5,622,112)	($1,609,056)
(Minus) : Change in Actuarial Present Value of The NEO’s Accumulated Benefit Under All Defined Benefit and Actuarial Pension Plans Reported In the Summary Compensation Table	$0	$0
Plus: Pension Service Cost and Associated Prior Service Cost	$0	$0
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$8,457,907	$2,376,100
Adjust for: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$281,937	$398,222
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$72,744	$53,389
Adjust for: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$518,123	$158,558
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0
Adjust for: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation for the Fiscal Year	$0	$0

Compensation Actually Paid	$11,990,443	$4,126,331

For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with Topic 718 or Topic 710, as applicable, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.

(4)
TSR represents the cumulative return on a fixed investment of $100 in the Company’s Class A Common Stock, for the period beginning on September 12, 2025, the date that our Class A Common Stock commenced trading on the Nasdaq Global Select Market, through the end of the applicable fiscal year, assuming reinvestment of dividends, determined on the same cumulative basis as used in Item 201(e) of Regulation S-K.

(5)
Peer Group Total Stockholder Return represents the cumulative return on a fixed investment of $100 in the S&P Composite 1500 Construction & Engineering (Industry) for the period beginning on September 12, 2025 through the end of the applicable fiscal year, assuming reinvestment of dividends, determined on the same cumulative basis as used in Item 201(e) of Regulation S-K.

(6)	The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.
(7)
The dollar amounts reported in this column represent Adjusted EBITDA, which is the most important financial performance measure that we used in fiscal 2025 to link compensation actually paid to performance. Adjusted EBITDA is defined as net loss adjusted to exclude, or otherwise reflect, interest expense, net of capitalized interest, interest income, income tax expense (benefit), depreciation and amortization, credit agreement amendment fees, goodwill impairment, long-lived asset impairment, net

(gain) loss on sale and disposition of property and equipment, loss on debt extinguishment, changes in the fair value of contingent consideration liabilities, acquisition and integration costs, system deployment costs, strategic initiative costs, indemnification asset adjustments, Tax Receivable Agreement liability remeasurements, stock-based compensation expense and accelerated project sale.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	NEOs included in these columns reflect the following individuals:

Year	PEO	Non-PEO NEOs
2025	Jeffrey Sprau	Stephen Butz, Steve Hansen, Justin Schwartz, Bryce Seki

Peer Group Issuers, Footnote	Peer Group Total Stockholder Return represents the cumulative return on a fixed investment of $100 in the S&P Composite 1500 Construction & Engineering (Industry) for the period beginning on September 12, 2025 through the end of the applicable fiscal year, assuming reinvestment of dividends, determined on the same cumulative basis as used in Item 201(e) of Regulation S-K.
PEO Total Compensation Amount	$ 8,281,845
PEO Actually Paid Compensation Amount	$ 11,990,443
Adjustment To PEO Compensation, Footnote
(3)
CAP has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation
S-K).
The CAP calculation includes the
end-of-year
value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table included elsewhere in this Proxy Statement:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO	Fiscal Year 2025 (For PEO) ($)	Fiscal Year 2025 (Average for Non-PEO NEOs) ($)
Summary Compensation Table Total	$8,281,845	$2,749,118
(Minus) : Grant Date Fair Value of Equity Awards Reported in the Summary Compensation Table	($5,622,112)	($1,609,056)
(Minus) : Change in Actuarial Present Value of The NEO’s Accumulated Benefit Under All Defined Benefit and Actuarial Pension Plans Reported In the Summary Compensation Table	$0	$0
Plus: Pension Service Cost and Associated Prior Service Cost	$0	$0
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$8,457,907	$2,376,100
Adjust for: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$281,937	$398,222
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$72,744	$53,389
Adjust for: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$518,123	$158,558
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0
Adjust for: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation for the Fiscal Year	$0	$0

Compensation Actually Paid	$11,990,443	$4,126,331

For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with Topic 718 or Topic 710, as applicable, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.

Non-PEO NEO Average Total Compensation Amount	$ 2,749,118
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,126,331
Adjustment to Non-PEO NEO Compensation Footnote
(3)
CAP has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation
S-K).
The CAP calculation includes the
end-of-year
value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the Summary Compensation Table included elsewhere in this Proxy Statement:

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO	Fiscal Year 2025 (For PEO) ($)	Fiscal Year 2025 (Average for Non-PEO NEOs) ($)
Summary Compensation Table Total	$8,281,845	$2,749,118
(Minus) : Grant Date Fair Value of Equity Awards Reported in the Summary Compensation Table	($5,622,112)	($1,609,056)
(Minus) : Change in Actuarial Present Value of The NEO’s Accumulated Benefit Under All Defined Benefit and Actuarial Pension Plans Reported In the Summary Compensation Table	$0	$0
Plus: Pension Service Cost and Associated Prior Service Cost	$0	$0
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$8,457,907	$2,376,100
Adjust for: Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$281,937	$398,222
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$72,744	$53,389
Adjust for: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$518,123	$158,558
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0
Adjust for: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation for the Fiscal Year	$0	$0

Compensation Actually Paid	$11,990,443	$4,126,331

For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with Topic 718 or Topic 710, as applicable, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.

Compensation Actually Paid vs. Total Shareholder Return
Pay versus Performance Comparative Disclosure
Relationship between CAP vs. Cumulative TSR of Company and the Peer Group
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our
Non-PEO
NEOs against the Company’s TSR, as well as the relationship between our TSR and the TSR of our peer group:

Compensation Actually Paid vs. Net Income	Relationship between CAP vs. Net Income The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s net income:
Compensation Actually Paid vs. Company Selected Measure	Relationship between CAP vs. Adjusted EBITDA The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s Adjusted EBITDA:
Total Shareholder Return Vs Peer Group
Pay versus Performance Comparative Disclosure
Relationship between CAP vs. Cumulative TSR of Company and the Peer Group
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our
Non-PEO
NEOs against the Company’s TSR, as well as the relationship between our TSR and the TSR of our peer group:

Tabular List, Table
Most Important Performance Measures
Following is an unranked list of the performance measures we consider most important in linking company performance and compensation actually paid to our Named Executive Officers for the most recently completed fiscal year. Further information on our performance measures is described in our Compensation Discussion & Analysis (CD&A) above.

Most Important Performance Measures
Adjusted EBITDA
EBITDA
Safety TRIR

Total Shareholder Return Amount	$ 141.11
Peer Group Total Shareholder Return Amount	106.85
Net Income (Loss)	$ (59,800,000)
Company Selected Measure Amount	298,800,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Safety TRIR
Jeffrey Sprau [Member]
Pay vs Performance Disclosure
PEO Name	Jeffrey Sprau
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,622,112)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,457,907
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	281,937
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	72,744
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	518,123
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,609,056)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,376,100
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	398,222
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	53,389
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	158,558
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0